Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2019
Text block [abstract]
Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2019 and 2018.

	For the six months ended September 30,
	2019	2018
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥249,415	¥357,436
Weighted average number of common stock in issue (in thousands of shares)	1,380,757	1,399,599

Basic earnings per share	¥180.64	¥255.38
Diluted:
Profit attributable to the common shareholders of the Company	¥249,415	¥357,436
Impact of dilutive potential ordinary shares issued by subsidiaries	(9)	(10)

Net profit used to determine diluted earnings per share	¥249,406	¥357,426

Weighted average number of common stock in issue (in thousands of shares)	1,380,757	1,399,599
Adjustments for stock options (in thousands of shares)	818	942

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,381,575	1,400,541

Diluted earnings per share	¥180.52	¥255.21